UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ballentine Finn & Co., Inc.
Address: 55 Mill Street
         P.O. Box 1860
         Wolfeboro, NH  03894

13F File Number:  28-12011

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Roy C. Ballentine
Title:     President
Phone:     603-569-1717

Signature, Place, and Date of Signing:

     Roy C. Ballentine     Wolfeboro, NH     December 13, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     42

Form13F Information Table Value Total:     $120,534 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AETNA INC NEW                  COM              00817Y108      231     2575 SH       Sole                        0        0     2575
AMERICAN EXPRESS CO            COM              025816109      213     4100 SH       Sole                        0        0     4100
APPLIED MATLS INC              COM              038222105      320    15000 SH       Sole                        0        0    15000
BMC SOFTWARE INC               COM              055921100      196    10000 SH       Sole                        0        0    10000
CHUBB CORP                     COM              171232101     3071    44167 SH       Sole                        0        0    44167
CIENA CORP                     COM              171779101      149    30000 SH       Sole                        0        0    30000
CISCO SYS INC                  COM              17275R102      382    16225 SH       Sole                        0        0    16225
CV THERAPEUTICS INC            COM              126667104      166    11000 SH       Sole                        0        0    11000
DASSAULT SYS S A               SPONSORED ADR    237545108      416    10000 SH       Sole                        0        0    10000
GENERAL ELEC CO                COM              369604103      202     6625 SH       Sole                        0        0     6625
GEORGIA PAC CORP               COM              373298108      233     6925 SH       Sole                        0        0     6925
INTEL CORP                     COM              458140100      774    28465 SH       Sole                        0        0    28465
INVESTMENT TECHNOLOGY GRP NE   COM              46145F105      438    28637 SH       Sole                        0        0    28637
ISHARES TR                     RUSSELL1000VAL   464287598    10939   182593 SH       Sole                        0        0   182593
ISHARES TR                     RUSSELL 1000     464287622    13164   217585 SH       Sole                        0        0   217585
ISHARES TR                     MSCI EAFE IDX    464287465    13654    96424 SH       Sole                        0        0    96424
ISHARES TR                     RUSSELL 2000     464287655      522     4442 SH       Sole                        0        0     4442
ISHARES TR                     S&P500/BAR VAL   464287408      414     7250 SH       Sole                        0        0     7250
ISHARES TR                     S&P 500 INDEX    464287200     4380    38686 SH       Sole                        0        0    38686
ISHARES TR                     S&P SMLCAP 600   464287804     5881    41301 SH       Sole                        0        0    41301
ISHARES TR                     S&P SMLCP VALU   464287879     7995    74728 SH       Sole                        0        0    74728
ISHARES TR                     RUSSELL1000GRW   464287614     1250    26550 SH       Sole                        0        0    26550
JDS UNIPHASE CORP              COM              46612J101      191    47000 SH       Sole                        0        0    47000
JOHNSON & JOHNSON              COM              478160104      239     4720 SH       Sole                        0        0     4720
L-3 COMMUNICATIONS HLDGS INC   COM              502424104      238     4000 SH       Sole                        0        0     4000
LEXAR MEDIA INC                COM              52886P104      232    14000 SH       Sole                        0        0    14000
LIMITED BRANDS INC             COM              532716107     1210    60490 SH       Sole                        0        0    60490
MICROSOFT CORP                 COM              594918104      277    11110 SH       Sole                        0        0    11110
MIDCAP SPDR TR                 UNIT SER 1       595635103     2184    19764 SH       Sole                        0        0    19764
NASDAQ 100 TR                  UNIT SER 1       631100104     1244    34721 SH       Sole                        0        0    34721
NVIDIA CORP                    COM              67066G104      238     9000 SH       Sole                        0        0     9000
ORACLE CORP                    COM              68389X105      174    14500 SH       Sole                        0        0    14500
PAYCHEX INC                    COM              704326107     5262   147813 SH       Sole                        0        0   147813
PFIZER INC                     COM              717081103     5921   168918 SH       Sole                        0        0   168918
PORTAL SOFTWARE INC            COM NEW          736126301       67    10000 SH       Sole                        0        0    10000
SELECT SECTOR SPDR TR          SBI INT-TECH     81369Y803     1872    92840 SH       Sole                        0        0    92840
SPDR TR                        UNIT SER 1       78462F103    35398   312983 SH       Sole                        0        0   312983
SUN MICROSYSTEMS INC           COM              866810104      171    41000 SH       Sole                        0        0    41000
SYCAMORE NETWORKS INC          COM              871206108       82    20000 SH       Sole                        0        0    20000
TAIWAN SEMICONDUCTOR MFG LTD   SPONSORED ADR    874039100      194    18576 SH       Sole                        0        0    18576
TYCO INTL LTD NEW              COM              902124106      272     9502 SH       Sole                        0        0     9502
ZHONE TECHNOLOGIES INC NEW     COM              98950P108       78    20000          Sole                        0        0    20000